Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Jan. 28, 2019
Center Coast Brookfield Energy Infrastructure Fund | Class Y
Prospectus:
Trading Symbol	BEIYX
Center Coast Brookfield Energy Infrastructure Fund | Class A
Prospectus:
Trading Symbol	BEIAX
Center Coast Brookfield Energy Infrastructure Fund | Class C
Prospectus:
Trading Symbol	BEICX
Center Coast Brookfield Energy Infrastructure Fund | Class I
Prospectus:
Trading Symbol	BEIIX
Center Coast Brookfield MLP Focus Fund | Class A
Prospectus:
Trading Symbol	CCCAX
Center Coast Brookfield MLP Focus Fund | Class C
Prospectus:
Trading Symbol	CCCCX
Center Coast Brookfield MLP Focus Fund | Class I
Prospectus:
Trading Symbol	CCCIX
Center Coast Brookfield MLP Focus Fund | Class Y
Prospectus:
Trading Symbol	CCCNX